Feb. 29, 2016

TCW Funds, Inc.

TCW Emerging Markets Multi-Asset Opportunities Fund – Class I and Class N

Supplement dated August 18, 2016 to

the Prospectus dated February 29, 2016, as amended (the “Prospectus)

Disclosure relating to TCW Emerging Markets Multi-Asset Opportunities Fund

Effective immediately, the following replaces in its entirety the information under the section entitled “Average Annual Total Returns” on page 77 of the Prospectus:

Share Class		1 Year	Since Inception (7/1/2013)
I –	Before taxes	-9.15%	-1.72%
-	After taxes on distributions	-10.16%	-2.51%
-	After taxes on distributions and sale of fund shares	-5.18%	-1.60%
N –	Before taxes	-9.19%	-1.89%
50% JP Morgan EMBI Global Diversified Index/50% MSCI Daily Total Return Net Emerging Markets Index		-6.95%	0.19%

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).